Organizations and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB (Unaudited)	USD (Note 2)
Cash and cash equivalents	125,064	59,778	8,925
Other current assets	382,788	328,162	48,993
Total current assets	507,852	387,940	57,918
Property and equipment, net	229,655	217,362	32,451
Right-of-use assets, net	644,886	518,160	77,359
Goodwill	28,912	—	—
Other non-current assets	333,442	225,125	33,610
Total non-current assets	1,236,895	960,647	143,420
TOTAL ASSETS	1,744,747	1,348,587	201,338
Accounts payable	261,204	214,904	32,084
Lease liabilities, current	256,178	245,678	36,679
Other current liabilities	436,031	387,396	57,837
Total current liabilities	953,413	847,978	126,600
Lease liabilities, non-current	413,593	292,386	43,652
Other non-current liabilities	24,077	21,740	3,246
Total non-current liabilities	437,670	314,126	46,898
Total liabilities	1,391,083	1,162,104	173,498

Schedule of consolidated financial statements of revenue
	For the Six Months Ended June 30,
	2021	2022	2022
	RMB	RMB	USD
Net revenues	485,863	283,515	42,328
Net loss	(129,256)	(198,796)	(29,679)
Net cash provided by/(used in) operating activities	61,527	(14,274)	(2,131)
Net cash used in investing activities	(5,145)	(33,060)	(4,936)
Net cash provided by/(used in) financing activities	3,008	(17,952)	(2,680)